Goodwill - Movements in goodwill (Details) - Goodwill $ in Thousands	12 Months Ended
Sep. 30, 2023 CAD ($)
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,481,456
Business acquisitions	20,934
Foreign currency translation adjustment	222,060
Ending balance	8,724,450
Western and Southern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,440,019
Business acquisitions	21,001
Foreign currency translation adjustment	94,710
Ending balance	1,555,730
U.S. Commercial and State Government
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,278,176
Business acquisitions	0
Foreign currency translation adjustment	(19,799)
Ending balance	1,258,377
Canada
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,142,148
Business acquisitions	0
Foreign currency translation adjustment	0
Ending balance	1,142,148
U.S. Federal
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,108,267
Business acquisitions	0
Foreign currency translation adjustment	(17,564)
Ending balance	1,090,703
Scandinavia and Central Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,345,346
Business acquisitions	0
Foreign currency translation adjustment	37,970
Ending balance	1,383,316
U.K. and Australia
Reconciliation of changes in goodwill [abstract]
Beginning balance	834,960
Business acquisitions	(67)
Foreign currency translation adjustment	61,916
Ending balance	896,809
Finland, Poland and Baltics
Reconciliation of changes in goodwill [abstract]
Beginning balance	567,628
Business acquisitions	0
Foreign currency translation adjustment	37,257
Ending balance	604,885
Northwest and Central-East Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	501,307
Business acquisitions	0
Foreign currency translation adjustment	30,822
Ending balance	532,129
Asia Pacific
Reconciliation of changes in goodwill [abstract]
Beginning balance	263,605
Business acquisitions	0
Foreign currency translation adjustment	(3,252)
Ending balance	$ 260,353